                                 MAIRS AND POWER
                               BALANCED FUND, INC.


1ST QUARTER REPORT
March 31, 2002


To Our Shareholders:                                               May 23, 2002

FIRST QUARTER RESULTS

The Fund produced a quite respectable first quarter total investment return of 3.0% based on a March 31, 2002 net asset value of $50.86 per share after adjustment for the reinvestment of cash dividends. Results primarily reflected a continued improvement in the overall stock market, especially in the industrial sector. Fixed income returns were relatively flat with narrower corporate spreads offsetting some weakness in longer term Federal Government maturities. By comparison, the Dow Jones Industrial Average and Standard & Poor's 500 indices had first quarter returns of 4.3% and 0.3%, respectively, while the Lehman Bros. Gov't/Credit Index had a slightly negative -0.5% return. The Morningstar domestic hybrid mutual fund universe made up of 853 funds had an average return of 0.3% in the first quarter.

The U.S. economy turned in a surprisingly strong first quarter performance with Gross Domestic Product showing an annualized 5.8% rate of gain as consumers continued to spend freely. A reversal in the recent inventory liquidation trend was also an important factor contributing to the strength. However, business investment in plant and equipment remained weak in light of continuing excess capacity in most industries. With pricing power almost non-existent, earnings continued under pressure for most companies. In this regard, the 900 companies surveyed in BUSINESS WEEK'S Corporate Scoreboard showed a collective 2% decline from year earlier results. The earnings picture would have been even weaker had it not been for a stronger than expected 8.6% improvement in productivity which actually reduced unit labor costs by 5.4%.

The overall stock market performed relatively well during the first quarter with most industries and individual stocks showing gains. The relatively modest 0.3% gain for the S & P 500 reflected continuing major weakness in technology and telecom services thereby understating the actual strength in other areas. With investors anticipating continued economic growth, the greatest strength was concentrated in those industry groups most sensitive to the economy such as basic industries (containers and packaging, metals and mining and forest products), capital goods (machinery) and consumer cyclicals (automotive and components). Small and mid-cap sectors also seemed to have generally done better than their large-cap counterparts. Among individual holdings in the Fund, Pentair (+23.2%), Ingersoll-Rand (+19.6%), eFunds (+16.7%) and Weyerhaeuser (+16.2%) did the best while Qwest Communications (-41.8%), Bristol-Myers Squibb (-20.6%), Corning (-14.6%) and IBM (-14.0%) fared the worst.

FUTURE OUTLOOK

The outlook for the economy remains positive although questions about the strength and durability of the recovery will likely continue to persist. Consumer spending should continue to play an important role in the current upswing even though the recent momentum may diminish somewhat in the months ahead. However, a gradual improvement in employment trends should keep spending in an upward trend despite the existence of an historically high level of consumer debt. The major question looking ahead appears to be the timing of a pick-up in business spending for plant and equipment.

Corporate profitability is expected to show a gradual improvement over the coming year in response to continuing economic growth and rising productivity. Consequently, even though pricing flexibility will likely remain restrained, we believe corporate earnings should be able to show a significant recovery over the next twelve months back toward the record level of 2000.

With inflation likely to remain well under control, absent any petroleum supply disruptions in the Middle East, longer term interest rates are projected to continue fluctuating within a relatively narrow range in the months to come. However, short-term rates are expected to move up modestly in the second half of the year as the Federal Reserve becomes less accommodative in the face of a strengthening economy.

The stock market outlook remains basically positive given our forecast of essentially stable interest rates and rising corporate profits. However, continuing high valuation levels should limit equity returns to a level more in line with the long-term historical 10-12% range than the higher returns that would normally be associated with an economy coming out of recession.



                                                               William B. Frels
                                                               President

SCHEDULE OF INVESTMENTS                                          MARCH 31, 2002

FIXED INCOME SECURITIES

  FACE                                                                                    MARKET
 AMOUNT              SECURITY DESCRIPTION                                                 VALUE
 ------              --------------------                                                 ------
             FEDERAL AGENCY OBLIGATIONS  6.9%
$ 250,000    Federal Home Loan Bank                        7.445%       08/15/07       $   262,252
  250,000    Federal Home Loan Bank                        7.235%       10/19/10           262,162
  250,000    Federal Home Loan Bank                        7.075%       07/25/12           252,443
  250,000    Federal Home Loan Bank                         7.00%       06/20/16           251,594
  250,000    Federal Home Loan Bank                         7.05%       01/03/17           248,627
  250,000    Federal Home Loan Mortgage Corporation         6.45%       04/29/09           250,012
  300,000    Federal National Mortgage Association          7.00%       08/27/12           306,226
  250,000    Federal National Mortgage Association          6.98%       10/01/12           251,831
  250,000    Federal National Mortgage Association          6.92%       12/03/12           251,555
  250,000    Federal National Mortgage Association          6.37%       02/25/14           244,720
  250,000    Federal National Mortgage Association          7.00%       07/15/16           248,928
  250,000    Federal National Mortgage Association          7.00%       04/04/17           247,626
                                                                                       -----------
                                                                                         3,077,976
                                                                                       -----------
             CORPORATE BONDS  23.8%
  250,000    J.C. Penney & Co.                              6.50%       06/15/02           250,336
  300,000    Bankers Trust NY Corp.                        7.125%       07/31/02           304,354
  250,000    General Mills, Inc.                            7.00%       09/16/02           254,441
  250,000    Cooper Tire & Rubber Co.                       7.25%       12/16/02           253,525
  250,000    Household Finance Corp.                        7.00%       02/15/03           257,859
  250,000    Ford Motor Credit Company                      6.70%       07/16/04           253,402
  250,000    Fort James Corp.                              6.625%       09/15/04           243,350
  250,000    Motorola, Inc.                                 6.75%       02/01/06           248,378
  265,000    J.C. Penney & Co.                              6.00%       05/01/06           242,732
  250,000    Lucent Technologies                            7.25%       07/15/06           206,250
  250,000    Halliburton                                    6.00%       08/01/06           228,886
  250,000    Steel Case Inc.                               6.375%       11/15/06           242,713
  250,000    Goodyear Tire & Rubber Co.                    6.625%       12/01/06           239,665
  250,000    Ford Motor Credit Company                      6.50%       01/25/07           242,775
  250,000    Sherwin Williams Co.                           6.85%       02/01/07           253,077
  250,000    Corning Inc.                                   7.00%       03/15/07           239,258
  250,000    Goodyear Tire & Rubber Co.                     8.50%       03/15/07           252,572
  250,000    Bankers Trust NY Corp.                         6.70%       10/01/07           257,992
  350,000    Corning Inc.                                   6.30%       03/01/09           306,440
  500,000    SUPERVALU, Inc.                               7.875%       08/01/09           505,112
  250,000    Daimler Chysler                                7.75%       01/18/11           259,619
  375,000    Sears Roebuck Acceptance Corp.                 7.00%       02/01/11           380,056
  250,000    Hertz Corporation                              7.40%       03/01/11           233,322
  250,000    NRG Energy                                     7.75%       04/01/11           238,673
  250,000    WorldCom Inc.                                  7.50%       05/15/11           210,109
  250,000    General Foods Corporation                      7.00%       06/15/11           234,790
  250,000    Goodyear Tire & Rubber Co.                    7.857%       08/15/11           241,082
  200,000    Ford Motor Company Debentures                  9.50%       09/15/11           223,619
  250,000    Kerr McGee                                     7.00%       11/01/11           252,901
  250,000    Goldman Sachs & Company                        8.00%       03/01/13           271,218
  250,000    Allstate Corp.                                 7.50%       06/15/13           265,862
  250,000    Willamette Industries                         7.125%       07/22/13           237,446
  500,000    General Motors Acceptance Corporation          7.30%       07/15/14           478,622
  261,600    General American Transportation                7.50%       02/28/15           262,757
  250,000    Servicemaster Company                          7.10%       03/01/18           210,374
  250,000    Lincoln National Corp.                         7.00%       03/15/18           244,714
  500,000    Provident Companies                            7.00%       07/15/18           463,821
  250,000    South Jersey Gas Co.                          7.125%       10/22/18           229,962
  350,000    PPG Industries                                 7.40%       08/15/19           332,880
                                                                                       -----------
                                                                                        10,554,944
                                                                                       -----------

FACE                                                                                          MARKET
AMOUNT              SECURITY DESCRIPTION                                                      VALUE
------              --------------------                                                      ------
           CONVERTIBLE CORPORATE BONDS  0.5%
250,000    Noram Energy                                            6.00%      03/15/12     $   213,750
                                                                                           -----------
                                                                                               213,750
                                                                                           -----------
           CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCK  1.3%
  6,000    Barclays Bank PLC, Series E                           $ 2.00                        150,780
  2,500    J. P. Morgan Chase & Co., Series A., Adj Rate Pf      $ 5.00                        188,250
 10,000    St. Paul Capital Trust I                              $ 1.90                        247,850
                                                                                           -----------
                                                                                               586,880
                                                                                           -----------
           TOTAL FIXED INCOME SECURITIES  32.5%                                            $14,433,550
                                                                                           -----------


COMMON STOCKS

NUMBER OF                                                                                     MARKET
 SHARES             SECURITY DESCRIPTION                                                      VALUE
---------           --------------------                                                      ------
           BASIC INDUSTRIES  3.9%
 18,000    Bemis Company, Inc.                                                             $  978,300
  8,000    H. B. Fuller                                                                       239,600
  8,000    Weyerhaeuser Company                                                               502,880
                                                                                           ----------
                                                                                            1,720,780
                                                                                           ----------
           CAPITAL GOODS  7.1%
  7,000    Briggs & Stratton Corporation                                                      322,000
 35,000    Graco Inc.                                                                       1,429,750
 10,000    Ingersoll-Rand Company                                                             500,200
 40,000    MTS Systems Corporation                                                            438,000
 10,000    Pentair, Inc.                                                                      449,700
                                                                                           ----------
                                                                                            3,139,650
                                                                                           ----------
           CONSUMER CYCLICAL  0.8%
  5,000    Genuine Parts Company                                                              183,850
 12,000    Sturm, Ruger & Co., Inc.                                                           154,800
                                                                                           ----------
                                                                                              338,650
                                                                                           ----------
           CONSUMER STAPLE  5.4%
  3,000    Eastman Kodak Company                                                               93,510
  6,000    General Mills, Inc.                                                                293,100
  6,000    Hershey Foods Corporation                                                          411,240
 30,000    Hormel Foods Corporation                                                           820,500
 12,000    Kimberly Clark                                                                     775,800
                                                                                           ----------
                                                                                            2,394,150
                                                                                           ----------
           HEALTH CARE  8.7%
 10,000    Baxter International Inc.                                                          595,200
 15,000    Bristol-Myers Squibb Company                                                       607,350
 10,000    Merck & Co.                                                                        575,800
 35,000    Pfizer Inc.                                                                      1,390,900
 10,000    Wyeth                                                                              656,500
  1,500    Zimmer Holdings *                                                                   51,075
                                                                                           ----------
                                                                                            3,876,825
                                                                                           ----------

NUMBER OF                                                                                     MARKET
 SHARES             SECURITY DESCRIPTION                                                      VALUE
---------           --------------------                                                      ------
             ENERGY  8.4%
   15,000    BP PLC                                                                        $   796,500
   13,000    Burlington Resources Inc.                                                         521,170
   21,200    Exxon Mobil Corporation                                                           929,196
    6,000    Murphy Oil Corporation                                                            576,000
   15,000    Schlumberger, Limited                                                             882,300
                                                                                           -----------
                                                                                             3,705,166
                                                                                           -----------
             FINANCIAL  17.0%
   15,000    American Express Company                                                          614,400
   10,000    Bank of America Corporation                                                       680,200
   18,690    Community First Bankshares, Inc.                                                  483,323
    7,593    Jefferson-Pilot Corp.                                                             380,258
   19,000    Merrill Lynch & Co., Inc.                                                       1,052,220
   23,000    J. P. Morgan Chase & Co., Inc.                                                    819,950
   14,000    St. Paul Companies                                                                641,900
   50,000    U.S. Bancorp                                                                    1,128,500
   35,000    Wells Fargo & Company                                                           1,729,000
                                                                                           -----------
                                                                                             7,529,751
                                                                                           -----------
             TECHNOLOGY  6.2%
   30,000    Corning Inc. *                                                                    228,600
   10,000    eFunds Corp. *                                                                    160,500
   10,000    Emerson Electric Co.                                                              573,900
   25,000    Honeywell International Inc.                                                      956,750
    8,000    International Business Machines Corporation                                       832,000
                                                                                           -----------
                                                                                             2,751,750
                                                                                           -----------
             TRANSPORTATION  0.4%
    6,000    Delta Air Lines, Inc.                                                             196,320
                                                                                           -----------
             UTILITIES  3.4%
   10,000    American Water Works Company, Inc.                                                438,000
   15,000    Xcel Energy Inc.                                                                  380,250
   20,000    Qwest Communications                                                              164,400
   12,000    Verizon Communications                                                            547,800
                                                                                           -----------
                                                                                             1,530,450
                                                                                           -----------
             DIVERSIFIED  1.8%
    7,000    Minnesota Mining & Manufacturing Company                                          805,070
                                                                                           -----------
             TOTAL COMMON STOCK  63.1%                                                      27,988,562
                                                                                           -----------
             SHORT TERM INVESTMENTS  4.4%
1,930,793    First American Prime Obligation Fund Class I                                    1,930,793
                                                                                           -----------
             TOTAL INVESTMENTS  100.0%                                                      44,352,905

             OTHER ASSETS AND LIABILITIES (NET)  0.0%                                          (23,516)
                                                                                           -----------
             NET ASSETS  100%                                                              $44,329,389
                                                                                           ===========


*    Non-income producing

STATEMENT OF NET ASSETS                                       AT MARCH 31, 2002

ASSETS
Investments at market value (cost $22,539,968)                                          $ 39,344,136
U.S. Governments (cost $3,025,102)                                                         3,077,976
Cash                                                                                       1,930,793
Dividends and interest receivable                                                            243,196
Receivables for securities sold, not yet delivered                                                 0
Prepaid expense                                                                                8,419
                                                                                        ------------
                                                                                          44,604,520
LIABILITIES
Accrued management fee                                                  $  21,559
Accrued custodian and transfer agent fee                                    3,572
Payable for securities purchased, not yet received                        250,000            275,131
                                                                        ---------       ------------
NET ASSETS
Equivalent to $50.86 per share on 871,677 shares outstanding                            $ 44,329,389
                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS    FOR THE THREE MONTHS ENDED MARCH 31, 2002

NET ASSETS, December 31, 2001                                                           $ 42,036,955
Net investment income, per statement below                              $  304,875
Distribution to shareholders                                              (302,522)            2,353
                                                                        ----------
Fund shares issued and repurchased:
   Received for 43,908 shares issued                                     2,213,062
   Paid for 17,844 shares repurchased                                     (892,188)        1,320,874
                                                                        ----------
Increase in unrealized net appreciation (depreciation) of investments                        962,075
Net gain (or loss) realized from sales of securities                                           7,132
                                                                                        ------------
NET ASSETS, March 31, 2002                                                              $ 44,329,389
                                                                                        ============


STATEMENT OF NET INVESTMENT INCOME    FOR THE THREE MONTHS ENDED MARCH 31, 2002

INVESTMENT INCOME
Dividends                                                                               $ 148,460
Interest                                                                                  257,191
                                                                                        ---------
                                                                                          405,651
EXPENSES
Management fee (Note A)                                                 $ 64,054
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                                     6,577
Legal and auditing fees and expenses                                       5,723
Insurance                                                                    408
Other Fees and Expenses                                                   24,014          100,776
                                                                        --------        ---------
NET INVESTMENT INCOME                                                                   $ 304,875
                                                                                        =========


NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received no compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 2002 aggregated $1,879,231 and $1,047,938 respectively.

                                 MAIRS AND POWER
                               BALANCED FUND, INC.

                                 A NO-LOAD FUND
       W1520 First National Bank Building, 332 Minnesota Street, St. Paul,
                              Minnesota 55101-1363
   Investment Adviser: 651-222-8478     Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                             PER SHARE
                                                            --------------------------------------------
                                                                           DISTRIBUTIONS      DIVIDENDS
                                                                            OF REALIZED        FROM NET
                         SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
   DATES               OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
   -----               -----------         ---------        ---------      -------------      ----------
Dec. 31, 1982            135,050         $  2,274,421       $  16.84         $  0.33           $  1.25
Dec. 31, 1983            155,828            2,907,432          18.66             -                1.28
Dec. 31, 1984            155,810            2,729,570          17.52            0.45              1.28
Dec. 31, 1985            183,348            3,837,245          20.93            0.35              1.13
Dec. 31, 1986            253,724            5,395,111          21.27            1.87              0.98
Dec. 31, 1987            295,434            5,772,298          19.54            1.09              1.06
Dec. 31, 1988            317,426            6,569,555          20.70            0.42              1.12
Dec. 31, 1989            344,486            7,886,058          22.89            0.33              1.08
Dec. 31, 1990            366,158            8,075,488          22.06            0.07              1.07
Dec. 31, 1991            400,276           10,676,264          26.67             -                1.00
Dec. 31, 1992            428,672           11,535,822          26.91            0.30              1.00
Dec. 31, 1993            476,860           13,441,576          28.19            0.63              0.99
Dec. 31, 1994            494,968           12,972,976          26.21            0.37              1.03
Dec. 31, 1995            519,272           16,978,753          32.70            0.28              1.02
Dec. 31, 1996            558,234           20,565,014          36.84            0.54              1.10
Dec. 31, 1997            632,540           28,789,593          45.52            0.35              1.19
Dec. 31, 1998            766,420           38,355,609          50.05            0.60              1.24
Dec. 31, 1999            810,184           40,610,878          50.13            0.81              1.39
Dec. 31, 2000            797,699           41,369,866          51.86            4.92              1.58
Dec. 31, 2001            845,613           42,036,955          49.71             -                1.45
Mar. 31, 2002            871,677           44,329,389          50.86             -                0.35

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

                  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND
                 (PERIOD ENDED MARCH 31, 2002) ARE AS FOLLOWS:

            1 YEAR: +6.4%       5 YEARS: +12.1%        10 YEARS: +12.4%

           PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY
                      REPRESENTATIVE OF FUTURE PERFORMANCE.
           THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
                WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
          REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                OFFICERS AND DIRECTORS

     William B. Frels             George A. Mairs, III
  President and Director         Secretary and Director

  Norbert J. Conzemius              Charlton Dietz
        Director                       Director

      Peter G. Robb                 Lisa J. Hartzell
Vice-President and Director             Treasurer

   Charles M. Osborne              J. Thomas Simonet
        Director                       Director

                                 MAIRS AND POWER
                               BALANCED FUND, INC.